Intangible Assets - Summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in goodwill and intangible assets
Intangible assets at beginning of period	€ 2,505
Intangible assets at end of period	2,706	€ 2,505
Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	7,784	10,641
Foreign currency exchange differences	352	(251)
Additions from business combinations	502	476
Other additions	89	84
Retirement/disposals	(584)	(3,166)
Transfers	0	0
Intangible assets at end of period	8,143	7,784
Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(5,279)	(6,806)
Foreign currency exchange differences	(242)	176
Additions amortizations	(481)	(528)
Retirement/disposals	565	1,879
Intangible assets at end of period	(5,437)	(5,279)
Software and Database Licenses
Changes in goodwill and intangible assets
Intangible assets at beginning of period	479
Intangible assets at end of period	369	479
Software and Database Licenses | Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	1,073	1,057
Foreign currency exchange differences	2	(1)
Additions from business combinations	0	0
Other additions	20	22
Retirement/disposals	(84)	(92)
Transfers	25	87
Intangible assets at end of period	1,036	1,073
Software and Database Licenses | Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(594)	(544)
Foreign currency exchange differences	(2)	1
Additions amortizations	(139)	(146)
Retirement/disposals	68	95
Intangible assets at end of period	(667)	(594)
Acquired Technology
Changes in goodwill and intangible assets
Intangible assets at beginning of period	235
Intangible assets at end of period	350	235
Acquired Technology | Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	1,819	2,527
Foreign currency exchange differences	103	(65)
Additions from business combinations	187	121
Other additions	3	3
Retirement/disposals	(326)	(767)
Transfers	0	0
Intangible assets at end of period	1,786	1,819
Acquired Technology | Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(1,584)	(2,041)
Foreign currency exchange differences	(89)	57
Additions amortizations	(89)	(77)
Retirement/disposals	326	477
Intangible assets at end of period	(1,436)	(1,584)
Customer Relationship and Other Intangibles
Changes in goodwill and intangible assets
Intangible assets at beginning of period	1,791
Intangible assets at end of period	1,987	1,791
Customer Relationship and Other Intangibles | Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	4,892	7,057
Foreign currency exchange differences	247	(185)
Additions from business combinations	315	355
Other additions	66	59
Retirement/disposals	(174)	(2,307)
Transfers	(25)	(87)
Intangible assets at end of period	5,321	4,892
Customer Relationship and Other Intangibles | Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(3,101)	(4,221)
Foreign currency exchange differences	(151)	118
Additions amortizations	(253)	(305)
Retirement/disposals	171	1,307
Intangible assets at end of period	€ (3,334)	€ (3,101)